Subsequent Events (Details)								1 Months Ended
	Apr. 11, 2023 CNY (¥)	Apr. 11, 2023 USD ($)	Mar. 30, 2023 USD ($) shares	Feb. 15, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Apr. 30, 2023 shares	Apr. 28, 2023 employee shares	Mar. 31, 2023 CNY (¥) shares	Mar. 15, 2023 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Subsequent Event [Line Items]
Cash from pangaea | ¥										¥ 223,697		¥ 212,598	¥ 132,127
Pangaea XXIIA
Subsequent Event [Line Items]
Number of shares surrendered											300,000
Subsequent Events [Member]
Subsequent Event [Line Items]
Interest income received from collateral account				¥ 681,773	$ 100,000
Number of ordinary shares reserved to be issuable pursuant to a separate employee stock option plan			603,503
Subsequent Events [Member] | Popeyes China
Subsequent Event [Line Items]
Equity interest acquired (in percent)			100.00%
Number of shares issued			11,466,574
Number of trading to calculate VWAP used for denominator for calculation of annual deferred contingent consideration			40 days
Numerator for calculation of annual deferred contingent consideration, percentage of revenues			3.00%
Percentage of VWAP used for denominator for calculation of annual deferred contingent consideration			85.00%
Percentage of VWAP used for denominator for calculation of lumpsum deferred contingent consideration			85.00%
Numerator for calculation of lumpsum deferred contingent consideration | $			$ 35,000,000
Number of trading to calculate VWAP used for denominator for calculation of lumpsum deferred contingent consideration			40 days
Subsequent Events [Member] | Popeyes China | Holdings IV
Subsequent Event [Line Items]
Equity interest acquired from related party (in percent)			90.00%
Number of shares issued			10,319,917
Ratio of additional number of shares to be issued as annual deferred contingent consideration			90.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration			90.00%
Subsequent Events [Member] | Popeyes China | PLK
Subsequent Event [Line Items]
Equity interest acquired from related party (in percent)			10.00%
Number of shares issued			1,146,657
Ratio of additional number of shares to be issued as annual deferred contingent consideration			10.00%
Ratio of additional number of shares to be issued as lumpsum deferred contingent consideration			10.00%
Subsequent Events [Member] | Pangaea XXIIA
Subsequent Event [Line Items]
Number of shares surrendered										300,000
Subsequent Events [Member] | Popeyes China
Subsequent Event [Line Items]
Term Of Popeyes Master Franchise Right			20 years
Cash from pangaea | $			$ 30,000,000
Tranche one | Subsequent Events [Member]
Subsequent Event [Line Items]
Proceeds from collateral account	¥ 49,135,463	$ 7,133,280				¥ 36,747,941	$ 5,413,344
Tranche Two | Subsequent Events [Member]
Subsequent Event [Line Items]
Proceeds from collateral account	49,135,463	7,133,280				¥ 80,917,761	$ 11,919,983
Amount of proceeds released from collateral account returned	72,556,022	10,533,379
Tranche Two | Subsequent Events [Member] | Shaolin Capital Management LLC
Subsequent Event [Line Items]
Amount of proceeds released from collateral account returned	¥ 10,533,379	$ 72,556,021
Employee Incentive Shares | Subsequent Events [Member]
Subsequent Event [Line Items]
Number of shares per person								1,855	100
Number of employees | employee									1,855
Total number of shares granted								185,000	185,000